Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000206641 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000206641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000206641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000206644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000206644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000206644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000206644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000206642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000206642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000206642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000206642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000206642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000206643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000206643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000206643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000206643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206643 |
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000228884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000228884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000228883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228883 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000228883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000228883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000240441 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000240441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240441 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000240441 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000240441 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%